Trading revenues (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Trading Revenue

The following table presents details of trading revenues.

	For the three months ended
($ millions)	January 31 2019	October 31 2018	January 31 2018
Interest rate and credit	$7	$40	$100
Equities	123	131	95
Commodities	68	46	72
Foreign exchange	84	72	83
Other	47	81	37
Total	$329	$370	$387